CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONDENSED CONSOLIDATED BALANCE SHEETS
Unbilled receivables	$ 89,749	$ 109,475	$ 109,194
Non-convertible notes plus accrued interest		$ 16,458	$ 12,252
Preferred stock, par value (per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	5,121,607	4,910,815	4,151,542
Common stock, shares outstanding	5,121,607	4,854,302	4,095,029
Treasury stock, at cost, shares held	0	56,513	56,513